Shareholder Report	12 Months Ended	75 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Puritan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® K6 Fund
Class Name	Fidelity® Puritan® K6 Fund
Trading Symbol	FPKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors. Space Exploration Technologies was not held at period end.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2025. Initial investment of $10,000. Fidelity® Puritan® K6 Fund $10,000 $10,265 $12,518 $15,091 $13,227 $14,821 $17,966 Fidelity Puritan Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 $16,211 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 $21,298 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Puritan® K6 Fund 10.07% 9.58% 11.59% Fidelity Puritan Composite Index℠ 10.79% 8.55% 9.87% S&P 500® Index 15.88% 14.74% 15.63% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,131,106,309	$ 2,131,106,309
Holdings Count | shares	239	239
Advisory Fees Paid, Amount	$ 6,554,419
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,131,106,309
Number of Holdings	239
Total Advisory Fee	$6,554,419
Portfolio Turnover	64%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.6 AAA 2.2 AA 0.2 A 2.2 BBB 5.2 BB 1.2 B 1.3 CCC,CC,C 0.8 Not Rated 1.7 Equities 66.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.6 AAA - 2.2 AA - 0.2 A - 2.2 BBB - 5.2 BB - 1.2 B - 1.3 CCC,CC,C - 0.8 Not Rated - 1.7 Equities - 66.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 22.4 Financials 12.6 Communication Services 8.3 Consumer Discretionary 8.3 Industrials 7.0 Health Care 6.2 Materials 3.0 Energy 2.7 Real Estate 2.2 Consumer Staples 2.1 Utilities 1.3 Common Stocks 66.1 Bonds 34.4 Alternative Funds 0.2 Preferred Stocks 0.0 Preferred Securities 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 66.1 Bonds - 34.4 Alternative Funds - 0.2 Preferred Stocks - 0.0 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.5 NVIDIA Corp 6.2 Microsoft Corp 5.3 Apple Inc 3.5 US Treasury Bonds 3.5 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.6 Alphabet Inc Class C 2.0 Broadcom Inc 1.8 Fannie Mae Mortgage pass-thru certificates 1.4 40.7
Fidelity Puritan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund
Trading Symbol	FPURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Puritan® Fund $10,000 $10,736 $12,093 $13,826 $13,988 $17,044 $20,508 $17,985 $20,143 $24,391 $26,941 Fidelity Puritan Composite Index℠ $10,000 $11,009 $12,081 $13,416 $14,250 $16,559 $19,527 $17,366 $18,935 $22,520 $24,951 S&P 500® Index $10,000 $11,255 $13,082 $15,655 $16,112 $19,647 $25,770 $22,876 $26,524 $33,721 $39,076 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Puritan® Fund 10.46% 9.59% 10.42% Fidelity Puritan Composite Index℠ 10.79% 8.55% 9.57% S&P 500® Index 15.88% 14.74% 14.60% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 31,790,839,312	$ 31,790,839,312
Holdings Count | shares	249	249
Advisory Fees Paid, Amount	$ 141,555,734
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$31,790,839,312
Number of Holdings	249
Total Advisory Fee	$141,555,734
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 2.2 AA 0.2 A 2.3 BBB 5.1 BB 1.2 B 1.3 CCC,CC,C 0.8 Not Rated 1.6 Equities 66.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 2.2 AA - 0.2 A - 2.3 BBB - 5.1 BB - 1.2 B - 1.3 CCC,CC,C - 0.8 Not Rated - 1.6 Equities - 66.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.4 Communication Services 8.7 Consumer Discretionary 8.6 Industrials 7.5 Health Care 6.4 Materials 2.9 Energy 2.4 Real Estate 2.3 Consumer Staples 1.8 Utilities 1.2 Common Stocks 65.5 Bonds 34.2 Preferred Stocks 0.6 Alternative Funds 0.2 Preferred Securities 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.5 Bonds - 34.2 Preferred Stocks - 0.6 Alternative Funds - 0.2 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.4 NVIDIA Corp 6.2 Microsoft Corp 5.1 US Treasury Bonds 3.5 Apple Inc 3.4 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.5 Alphabet Inc Class C 2.3 Broadcom Inc 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 40.2
Fidelity Puritan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund Class K
Trading Symbol	FPUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class K $10,000 $10,748 $12,119 $13,868 $14,037 $17,122 $20,621 $18,096 $20,286 $24,585 $27,164 Fidelity Puritan Composite Index℠ $10,000 $11,009 $12,081 $13,416 $14,250 $16,559 $19,527 $17,366 $18,935 $22,520 $24,951 S&P 500® Index $10,000 $11,255 $13,082 $15,655 $16,112 $19,647 $25,770 $22,876 $26,524 $33,721 $39,076 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 10.49% 9.67% 10.51% Fidelity Puritan Composite Index℠ 10.79% 8.55% 9.57% S&P 500® Index 15.88% 14.74% 14.60% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 31,790,839,312	$ 31,790,839,312
Holdings Count | shares	249	249
Advisory Fees Paid, Amount	$ 141,555,734
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$31,790,839,312
Number of Holdings	249
Total Advisory Fee	$141,555,734
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 2.2 AA 0.2 A 2.3 BBB 5.1 BB 1.2 B 1.3 CCC,CC,C 0.8 Not Rated 1.6 Equities 66.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 2.2 AA - 0.2 A - 2.3 BBB - 5.1 BB - 1.2 B - 1.3 CCC,CC,C - 0.8 Not Rated - 1.6 Equities - 66.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.4 Communication Services 8.7 Consumer Discretionary 8.6 Industrials 7.5 Health Care 6.4 Materials 2.9 Energy 2.4 Real Estate 2.3 Consumer Staples 1.8 Utilities 1.2 Common Stocks 65.5 Bonds 34.2 Preferred Stocks 0.6 Alternative Funds 0.2 Preferred Securities 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.5 Bonds - 34.2 Preferred Stocks - 0.6 Alternative Funds - 0.2 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.4 NVIDIA Corp 6.2 Microsoft Corp 5.1 US Treasury Bonds 3.5 Apple Inc 3.4 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.5 Alphabet Inc Class C 2.3 Broadcom Inc 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 40.2
Fidelity Balanced K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced K6 Fund
Class Name	Fidelity® Balanced K6 Fund
Trading Symbol	FBKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period. Overweights in Nvidia (+45%) and Microsoft (+23%) provided a boost. These were the two largest stock positions as of August 31.
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2025. Initial investment of $10,000. Fidelity® Balanced K6 Fund $10,000 $10,235 $12,421 $15,544 $13,598 $15,241 $18,306 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 $16,211 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 $21,298 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Balanced K6 Fund 11.38% 10.42% 12.14% Fidelity Balanced Hybrid Composite Index℠ 10.79% 8.55% 9.87% S&P 500® Index 15.88% 14.74% 15.63% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,099,076,299	$ 2,099,076,299
Holdings Count | shares	335	335
Advisory Fees Paid, Amount	$ 6,719,207
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,099,076,299
Number of Holdings	335
Total Advisory Fee	$6,719,207
Portfolio Turnover	53%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.4 BBB 5.9 BB 0.6 B 0.4 CCC,CC,C 0.0 Not Rated 1.4 Equities 63.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.4 BBB - 5.9 BB - 0.6 B - 0.4 CCC,CC,C - 0.0 Not Rated - 1.4 Equities - 63.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.4 Financials 12.5 Communication Services 7.4 Consumer Discretionary 7.0 Health Care 6.4 Industrials 5.7 Consumer Staples 3.4 Energy 3.2 Real Estate 2.2 Utilities 1.8 Materials 1.1 Common Stocks 63.8 Bonds 35.9 Preferred Stocks 0.1 Options 0.0 Alternative Funds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 35.9 Preferred Stocks - 0.1 Options - 0.0 Alternative Funds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.0 NVIDIA Corp 5.9 Microsoft Corp 5.2 Apple Inc 4.3 US Treasury Bonds 4.0 Alphabet Inc Class A 3.5 Amazon.com Inc 3.1 Meta Platforms Inc Class A 1.9 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.5 44.0
Fidelity Balanced Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund
Trading Symbol	FBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Balanced Fund $10,000 $10,773 $12,079 $13,623 $13,978 $16,975 $21,189 $18,478 $20,621 $24,715 $27,496 Fidelity Balanced Hybrid Composite Index℠ $10,000 $11,009 $12,081 $13,416 $14,250 $16,559 $19,527 $17,366 $18,935 $22,520 $24,951 S&P 500® Index $10,000 $11,255 $13,082 $15,655 $16,112 $19,647 $25,770 $22,876 $26,524 $33,721 $39,076 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Balanced Fund 11.25% 10.13% 10.64% Fidelity Balanced Hybrid Composite Index℠ 10.79% 8.55% 9.57% S&P 500® Index 15.88% 14.74% 14.60% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Balanced Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund Class K
Trading Symbol	FBAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class K $10,000 $10,784 $12,102 $13,660 $14,033 $17,049 $21,298 $18,587 $20,765 $24,897 $27,723 Fidelity Balanced Hybrid Composite Index℠ $10,000 $11,009 $12,081 $13,416 $14,250 $16,559 $19,527 $17,366 $18,935 $22,520 $24,951 S&P 500® Index $10,000 $11,255 $13,082 $15,655 $16,112 $19,647 $25,770 $22,876 $26,524 $33,721 $39,076 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 11.35% 10.21% 10.73% Fidelity Balanced Hybrid Composite Index℠ 10.79% 8.55% 9.57% S&P 500® Index 15.88% 14.74% 14.60% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class A
Trading Symbol	FBAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 69	0.76%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.76%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,193 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 S&P 500® Index $10,000 $11,140 2024 2025
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class M
Trading Symbol	FBAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 91	1.01%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.01%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,414 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 S&P 500® Index $10,000 $11,140 2024 2025
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class C
Trading Symbol	FBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 137	1.51%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.51%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $10,642 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 S&P 500® Index $10,000 $11,140 2024 2025
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class I
Trading Symbol	FBAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 46	0.51%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.51%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,836 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 S&P 500® Index $10,000 $11,140 2024 2025
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class Z
Trading Symbol	FBAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 36	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,848 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 S&P 500® Index $10,000 $11,140 2024 2025
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,765,190,332	$ 58,765,190,332
Holdings Count | shares	338	338
Advisory Fees Paid, Amount	$ 247,442,203
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.7 AA 0.2 A 2.3 BBB 6.0 BB 0.7 B 0.4 Not Rated 1.5 Equities 64.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.7 AA - 0.2 A - 2.3 BBB - 6.0 BB - 0.7 B - 0.4 Not Rated - 1.5 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.5 Financials 12.3 Communication Services 7.5 Consumer Discretionary 7.1 Health Care 6.5 Industrials 5.7 Consumer Staples 3.5 Energy 3.1 Real Estate 2.2 Utilities 1.8 Materials 1.2 Common Stocks 63.9 Bonds 36.1 Preferred Stocks 0.2 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 36.1 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.1 NVIDIA Corp 5.7 Microsoft Corp 5.3 Apple Inc 4.4 US Treasury Bonds 4.0 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 1.6 Broadcom Inc 1.6 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec